Stockholders' Equity (Details) - 3 months ended Jun. 30, 2015	Total
Stockholders' Equity Note [Abstract]
Expected term (years)	6 years 3 months
Risk-free interest rate	1.29%
Volatility	47.00%
Dividend yield	0.00%